LOANS (Details 3) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Financing Receivable, Modifications [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual	$ 4,767	$ 6,227
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	1,745	3,513
Residential Real Estate One To Four Family [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual	4,331	5,767
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	1,745	3,513
Non residential real estate and land [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual	410	384
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0	0
Consumer [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual	26	29
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0	0
Commercial and industrial [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual	0	47
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	$ 0	$ 0